Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
14	Discontinued Operations

On May 14, 2021, the PRC State Council announced the Implementation Rules for Private Education Laws (the “Implementation Rules”), which became effective on September 1, 2021. Pursuant to the Implementation Rules, (1) foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties shall not sponsor, participate in or actually control private schools that provide compulsory education, (2) social organizations or individuals shall not control any private school that provides compulsory education or any non-profit private school that provides pre-school education by means of, among others, merger, acquisition and contractual arrangements, and (3) private schools providing compulsory education shall not conduct any transaction with any related party. In addition, private school providing compulsory education shall not conduct any transaction with any related party, and any other private school conducting any transaction with any related party shall follow the principles of openness, fairness and impartiality, fix the price reasonably and regulate the decision-making, and shall not damage the interests of the state and the school or the rights and interests of the teachers and students, which may impose restrictions on the above-mentioned related party transactions. Such prohibition has significantly affected the enforceability of the exclusive management services and business cooperation agreements with affiliated entities providing compulsory education.

The Implementation Rules have had significant impacts on our business operations and our results of operations. After consultation with our PRC legal counsel, we reached the conclusion that, as a result of the effectiveness of the Implementation Rules, we have lost control over the middle schools that are affected by the Implementation Rules, and entities holding such middle school institutions or middle school programs (“Affected Entities”) as from September 1, 2021. Consequently, the contractual arrangements with the Affected Entities have become invalid since September 1, 2021, and we classified the operation for the Affected Entities as discontinued operations. We have determined that, in substance, we had ceased to recognize revenues for all activities related to the Affected Entities and had discontinued all business activities with such entities by September 1, 2021 while continuing to provide essential services to keep these schools open. Such discontinuation has had a material and adverse impact on our business, financial condition and results of operations. Our ability to engage in the compulsory education in China has been materially and adversely affected, and we cannot assure you that we will be able to restore such ability, which could materially and adversely affect our business, prospects, results of operations and financial condition.

The Affected Entities are as follow: Kunming Xishan Long-Spring Experimental Secondary School Middle School Program, Kunming Chenggong Long-Spring Experimental Secondary School Middle School Program, Yiliang Long-Spring Experimental Secondary School Middle School Program, Yunnan Hengshui Experimental Secondary School—Xishan School Middle School Program, Qujing Hengshui Experimental Secondary School Middle School Program, Yunnan Long-Spring Foreign Language Secondary School Middle School Program, Xinping Hengshui Experimental Middle School, Zhenxiong Long-Spring Advanced Secondary School Middle School Program, and Shaanxi Hengshi Middle School.

On July 25, 2022, Shenyang Century Long-Spring Technology Co., Ltd. was deregistered.

On April 17, 2022, Long-Spring Education Holding Group Co., Ltd., entered into a Share Transfer Agreement (the “Agreement”) with Inner Mongolia Qingyi Consulting Service Co., Ltd., (the “Buyer”). Pursuant to the terms of the Agreement, the Buyer purchased 100% ownership of Beijing Hengyue Education Technology Co., Ltd. from Long-Spring Education Holding Group Co., Ltd., which value is primarily derived from Beijing Hengyue’s and wholly-owned subsidiary Ordos Hengshui Experimental High School for a total price of RMB 50,500 (the “Sale Transaction”). The Sale Transaction was closed on July 27, 2022. In accordance with ASC Topic 205, Presentation of Financial Statement Discontinued Operations (“ASC Topic 205”), the Company presented the operation results of Beijing Hengyue and its subsidiaries as a discontinued operation, as the Company believed that no continued cash flow would be generated by the discontinued component and that the Company would have no significant continuing involvement in the operations of the discontinued component. The total assets of Beijing Hengyue were RMB120,481 as of July 27, 2022 and the total liabilities of Beijing Hengyue were RMB68,657 as of July 27, 2022, resulting in a loss on disposal of RMB2,597.

On September 2, 2022, Long-Spring Education Holding Group Co., Ltd., entered into a Share Transfer Agreement (the “Agreement”) with Yunnan Long-Spring Education Technology Co., Ltd., (the “Buyer”). Pursuant to the terms of the Agreement, the Buyer purchased 82.44% ownership of Beijing Tomorrow Future Plus Education Technology Co., Ltd. from Long-Spring Education Holding Group Co., Ltd., for a total price of RMB 76,500 (the “Sale Transaction”). The Sale Transaction was closed on September 2, 2022. In accordance with ASC Topic 205, Presentation of Financial Statement Discontinued Operations (“ASC Topic 205”), the Company presented the operation results of Beijing Tomorrow Future Plus Education Technology Co., Ltd. as a discontinued operation, as the Company believed that no continued cash flow would be generated by the discontinued component and that the Company would have no significant continuing involvement in the operations of the discontinued component. The total assets of Beijing Tomorrow Future Plus Education Technology Co., Ltd. were RMB70,995 as of September 2, 2022 and the total liabilities of Beijing Tomorrow Future Plus Education Technology Co., Ltd. were RMB2,246 as of September 2, 2022, resulting in a gain on disposal of RMB7,696.

On July 25, 2022, Long-Spring Education Holding Group Co., Ltd., entered into a Share Transfer Agreement (the “Agreement”) with Shenzhen Xiaoling Human Resources Co., Ltd., (the “Buyer”). Pursuant to the terms of the Agreement, the Buyer purchased 100% ownership of Sichuang Century Changshui Technology Co., Ltd. from Long-Spring Education Holding Group Co., Ltd., for a total price of RMB 3,000 (the “Sale Transaction”). The Sale Transaction was closed on July 25, 2022. In accordance with ASC Topic 205, Presentation of Financial Statement Discontinued Operations (“ASC Topic 205”), the Company presented the operation results of Sichuang Century Changshui Technology Co., Ltd. as a discontinued operation, as the Company believed that no continued cash flow would be generated by the discontinued component and that the Company would have no significant continuing involvement in the operations of the discontinued component. The total assets of Sichuang Century Changshui Technology Co., Ltd. were RMB5,569 as of July 25, 2022 and the total liabilities of Sichuang Century Changshui Technology Co., Ltd. were RMB5,748 as of July 25, 2022, resulting in a gain on disposal of RMB2,186.

Loss from discontinued operations for fiscal years 2021 and 2022 was as follows:

	As of December 31,
	2021	2022
Assets
Current assets
Cash	101,403	61,851
Accounts receivable, net of allowance for doubtful accounts	14,851	-
Amounts due from related parties	12,464	-
Prepaid expenses and other current assets	6,046	3,964
Total current assets	134,764	65,815
Non-current assets
Property and equipment, net	20,467	10,184
Intangible assets, net	41,605	1
Goodwill	120,648	-
Deferred tax assets	14,809	825
Other non-current assets	451	-
Total non-current assets	197,980	11,010
Total assets	332,744	76,825

	As of December 31,
	2021	2022
Liabilities
Current liabilities
Contract liabilities	88,393	49,862
Accounts payable	17,584	12,898
Income tax payables	4,318	269
Deferred revenue	7,833	-
Amounts due to related parties respectively	1,850	-
Accrued expenses and other payables	98,311	41,612
Total current liabilities	218,289	104,641
Non-current liability
Deferred tax liabilities	13,510	-
Deferred revenue	10,393	-
Total liabilities	242,192	104,641

	Years Ended December 31,
	2020	2021	2022
Revenues	139,589	169,541	91,457
Cost of revenues	(122,879)	(152,656)	(95,335)
Gross profit/(loss)	16,710	16,885	(3,878)
Operating expenses and income
Selling and marketing expenses	(1,226)	(1,371)	(135)
General and administrative expenses	(16,991)	(39,504)	(11,899)
Government grants	4,908	4,468	1,000
Income (loss) from operations	3,401	(19,522)	(14,912)
Other income (expenses):
Interest income	31	-	-
Others, net	(43)	(20)	(64)
Income (loss) from discontinued operations before income tax	3,389	(19,542)	(14,976)
Income tax expenses	(1,370)	14,454	-
Income (loss) from discontinued operation before non-controlling interest	2,019	(5,088)	(14,976)
Gain on disposal of discontinued - operations	-	-	7,285
Less: Net loss attributable to non-controlling interests	-	-	-
Income (loss) from discontinued operations	2,019	(5,088)	(7,691)